Loss per share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
17. Loss per share

The computation of basic and diluted loss per ordinary share from operations for the years ended December 31, 2013, 2014 and 2015 was as follows:

	For the years ended December 31,
	2013	2014	2015
Numerator:
Net loss attributable to Acorn International, Inc. shareholders from operations—basic and diluted	$(39,895,878)	$(44,328,912)	$(40,158,654)

Denominator:
Weighted average ordinary shares outstanding—basic and diluted	84,115,169	82,690,613	79,226,404

loss per ordinary share:
Basic and diluted	$(0.47)	$(0.54)	$(0.51)

The Group had 3,235,482, 2,635,482 and nil outstanding stock options, SARs and RSUs outstanding in 2013, 2014 and 2015, respectively, which could have potentially diluted income per share in the future, but were excluded in the computation of diluted loss per share in 2013, 2014 and 2015, as the Group had net loss attributable to shareholders from operations in those periods.